Summary Prospectus	May 2, 2011

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Series I shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 2, 2011, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.12%

Other Expenses[1]	0.37

Total Annual Fund Operating Expenses[1]	0.49

Fee Waiver and/or Expense Reimbursement[2]	0.12

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.37

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.37% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$38	$145	$262	$604

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover of the Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 21% of the average value of the portfolio.

Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P

1        Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

MS-VISDEWSP-SUMPRO-1

500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500 Index, including depositary receipts.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.

The Fund may, but it is not required to, use derivative instruments. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, common stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and predecessor fund’s) past performance is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2009): 24.66%
Worst Quarter (ended December 31, 2008): (26.47)%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series I: Inception (11/09/94)	21.51%	4.42%	5.85%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	15.08	2.29	1.42

S&P 500 Equal Weight Index (reflects no deductions for fees, expenses or taxes)[1]	21.91	4.80	6.26

Lipper VUF Multi-Cap Core Funds Index[1]	14.59	1.68	1.22

1	The Fund has elected to include three benchmark indices: the S&P 500® Index, the S&P 500 Equal Weight Index and the Lipper VUF Multi-Cap Core Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the S&P 500 Equal Weight Index to provide investors a broad proxy for the U.S. market. The S&P 500 Equal Weight Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investment process. The Lipper VUF Multi-Cap Core Funds Index has been added as a peer group benchmark.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the fund

Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies

2        Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

invesco.com/us  MS-VISDEWSP-SUMPRO-1

Summary Prospectus	May 2, 2011

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Series II shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/us. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 2, 2011, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

“N/A” in the above table means “not applicable.”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.12%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses[1]	0.37

Total Annual Fund Operating Expenses[1]	0.74

Fee Waiver and/or Expense Reimbursement[2]	0.12

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 0.62% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$63	$224	$400	$907

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover of the Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 21% of the average value of the portfolio.

Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P

1        Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

MS-VISDEWSP-SUMPRO-2

500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500 Index, including depositary receipts.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.

The Fund may, but it is not required to, use derivative instruments. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, common stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and predecessor’s fund) past performance is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 24.54%.
Worst Quarter (ended December 31, 2008): (26.56)%.

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Series II: Inception (07/24/00)	21.19%	4.15%	5.59%
S&P 500® Index[1] (reflects no deductions for fees, expenses or taxes)	15.08	2.29	1.42
S&P 500 Equal Weight Index (reflects no deductions for fees, expenses or taxes)[1]	21.91	4.80	6.26
Lipper VUF Multi-Cap Core Funds Index[1]	14.59	1.68	1.22

1	The Fund has elected to include three benchmark indices: the S&P 500® Index, the S&P 500 Equal Weight Index and the Lipper VUF Multi-Cap Core Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the S&P 500 Equal Weight Index to provide investors a broad proxy for the U.S. market. The S&P 500 Equal Weight Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investment process. The Lipper VUF Multi-Cap Core Funds Index has been added as a peer group benchmark.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Sale of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased

2        Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

invesco.com/us  MS-VISDEWSP-SUMPRO-2